Common Stock Options, Restricted Stock Units and Restricted Stock (Details) - USD ($)					3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 02, 2026	Jan. 21, 2026	Jun. 11, 2025	Nov. 30, 2023	Jun. 30, 2026	Mar. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock				$ 115	$ 70,588		$ 101,175	$ 186,287
Grant date fair value per share (in Dollars per share)		$ 4.31
Fair Price Per Share (in Dollars per share)	$ 3.92
Incremental compensation	$ 70,875
Expense related to RSUs					114,310		373,289
Additional paid-in capital					117,999,522		$ 117,999,522	$ 112,725,513	$ 105,998,412
Vesting period							7 months	2 years
Fair value of restricted common stock				$ 200,485
Vested shares (in Shares)						46		46
Vested shares value						$ 80,000		$ 80,000
Omnibus Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock		$ 330,972
RSU's [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock			$ 161,527
Grant date fair value per share (in Dollars per share)			$ 3.37
Shares of RSUs (in Shares)	128,863
RSUs vested (in Shares)							75,379
Payroll taxes					40,041		$ 40,041
Additional paid-in capital					72,981		72,981
Recognized stock-based compensation expense					$ 1,006,888		$ 1,006,888	$ 186,287
Vesting period							1 year	1 year
Unrecognized stock-based compensation expense							$ 792,890	$ 309,672
Restricted Stock Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock							$ 101,175
Shares of RSUs (in Shares)							29,326